CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 68.3%
U.S. TREASURY OBLIGATIONS — 68.3%
United States Treasury Bill	0.020%	12/16/21	$20,000	$19,999,458
United States Treasury Bill	0.020%	01/20/22	20,000	19,998,812
United States Treasury Bill	0.025%	02/10/22	18,000	17,998,438
United States Treasury Bill	0.025%	04/14/22	20,000	19,995,347
United States Treasury Bill	0.051%	05/12/22	18,500	18,493,132
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $96,492,367)				96,485,187

MONEY MARKET DEPOSIT ACCOUNT — 9.6%			NUMBER OF SHARES (000's)
U.S. Bank Money Market Deposit Account, 0.01%(a)			13,543	13,543,857
TOTAL MONEY MARKET DEPOSIT ACCOUNT				13,543,857
(Cost $13,543,857)

TOTAL SHORT-TERM INVESTMENTS				110,029,044
(Cost $110,036,224)
TOTAL INVESTMENTS — 77.9%
(Cost $110,036,224)				110,029,044

OTHER ASSETS IN EXCESS OF LIABILITIES — 22.1%				31,195,092
NET ASSETS — 100.0%				$141,224,136
____
* Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2021.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)
Futures contracts outstanding as of November 30, 2021 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-Day Euro	Mar-23	216	$53,392,500	$48,944
Amsterdam Index	Dec-21	8	1,410,162	(13,450)
Australian 10-Year Bond	Dec-21	217	21,562,055	253,465
Australian 3-Year Bond	Dec-21	104	8,495,800	30,767
Brent Crude	Mar-22	75	5,166,000	(424,289)
CAC40 10 Euro	Dec-21	40	3,046,634	(127,126)
Cocoa	Mar-22	92	2,158,320	(124,068)
Copper	Mar-22	16	1,712,000	(43,589)
Corn	Mar-22	155	4,398,125	(59,532)
Cotton No.2	Mar-22	128	6,810,240	(527,831)
DAX Index	Dec-21	7	3,005,381	(72,056)
DJIA Mini E-CBOT	Dec-21	26	4,479,410	(205,279)
Euro BUXL 30-Year Bond Futures	Dec-21	9	2,226,320	38,730
Euro Stoxx 50	Dec-21	121	5,594,686	(210,988)
Euro-Bobl	Dec-21	58	8,912,856	(8,857)
Euro-Bund	Dec-21	395	77,216,192	115,851
Euro-Oat	Dec-21	9	1,717,508	2,020
Euro-Schatz	Dec-21	5	637,475	(261)
FTSE Taiwan Index	Dec-21	100	6,044,000	(144,050)
FTSE/JSE TOP 40	Dec-21	29	1,168,096	1,158
FTSE/MIB Index	Dec-21	36	5,267,147	(223,299)
Gasoline RBOB	Jan-22	59	4,807,568	(711,681)
IBEX 35 Index	Dec-21	4	378,035	(27,638)
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-21	22	29,572,079	20,230
Kansas City Hard Red Winter Wheat	Mar-22	17	698,913	(30,324)
London Metals Exchange Aluminum	Dec-21	258	17,031,225	(857,626)
London Metals Exchange Aluminum	Mar-22	93	6,106,613	11,875
London Metals Exchange Copper	Dec-21	269	64,038,812	826,919
London Metals Exchange Copper	Mar-22	52	12,268,750	(244,472)
London Metals Exchange Nickel	Dec-21	152	18,246,384	484,012
London Metals Exchange Nickel	Mar-22	40	4,772,880	31,841
London Metals Exchange Zinc	Dec-21	270	21,726,562	990,752
London Metals Exchange Zinc	Mar-22	4	319,800	(10,229)
Low Sulphur Gasoil G Futures	Jan-22	44	2,630,100	(308,101)
Nasdaq 100 E-Mini	Dec-21	3	969,030	(2,376)
OMX Stockholm 30 Index	Dec-21	389	9,678,076	(307,231)
Russell 2000 E-Mini	Dec-21	8	878,920	(66,332)
S&P 500 E-Mini	Dec-21	9	2,054,812	(25,381)
S&P Mid 400 E-Mini	Dec-21	9	2,435,580	(164,269)
SGX Nifty 50	Dec-21	93	3,173,811	(77,440)
Silver	Mar-22	53	6,045,975	(365,178)
Soybean Oil	Mar-22	189	6,273,288	(322,904)
SPI 200 Index	Dec-21	70	9,020,580	(175,455)
Topix Index	Dec-21	11	1,845,092	(132,815)
U.S. Treasury 5-Year Notes	Mar-22	125	15,174,805	(23,438)
U.S. Treasury 10-Year Notes	Mar-22	40	5,232,500	(15,598)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-22	186	30,155,250	173,961
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-22	6	1,203,375	22,864
				$(2,999,774)

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Dec-22	23	$(6,545,829)	$(2,851)
Bank Acceptance	Mar-23	33	(6,328,369)	(5,851)
Canadian 10-Year Bond	Mar-22	243	(26,851,838)	(383,396)
Cattle Feeder Futures	Jan-22	2	(164,850)	(5,981)
Coffee	Mar-22	30	(2,613,375)	(83,528)
FTSE 100 Index	Dec-21	34	(3,201,221)	15,014
Gold 100 Oz	Feb-22	32	(5,684,800)	117,732
Hang Seng Index	Dec-21	21	(3,160,907)	109,462
Live Cattle	Feb-22	32	(1,765,120)	16,386
London Metals Exchange Aluminum	Mar-22	35	(2,298,188)	1,697
London Metals Exchange Aluminum	Dec-21	258	(17,031,225)	579,316
London Metals Exchange Copper	Mar-22	55	(12,976,563)	123,028
London Metals Exchange Copper	Dec-21	269	(64,038,812)	(470,866)
London Metals Exchange Nickel	Mar-22	24	(2,863,728)	(1,893)
London Metals Exchange Nickel	Dec-21	152	(18,246,384)	(606,281)
London Metals Exchange Zinc	Mar-22	18	(1,439,100)	15,571
London Metals Exchange Zinc	Dec-21	270	(21,726,562)	(898,691)
Long Gilt	Mar-22	299	(50,215,744)	(505,023)
MSCI Singapore Exchange ETS	Dec-21	64	(1,614,364)	47,320
Natural Gas	Jan-22	1	(45,670)	7,848
Nikkie 225 (Osaka Securities Exchange)	Dec-21	6	(1,458,132)	56,150
NY Harbor Ultra-Low Sulfur Diesel	Jan-22	57	(4,932,358)	670,195
Palladium	Mar-22	4	(682,200)	150,630
Platinum	Jan-22	5	(231,825)	19,258
S&P/TSX 60 Index	Dec-21	10	(1,950,761)	28,896
SONIA 3-Month Index Futures	Dec-22	158	(51,952,395)	(54,461)
Soybean	Jan-22	3	(182,587)	404
Soybean Meal	Mar-22	13	(443,430)	1,803
Sugar No. 11 (World)	Mar-22	127	(2,645,664)	126,524
U.S. Treasury 2-Year Notes	Mar-22	65	(14,217,734)	(25,716)
Wheat	Mar-22	189	(7,439,512)	99,320
WTI Crude	Jan-22	11	(727,980)	39,283
				$(818,701)
Total Futures Contracts				$(3,818,475)

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2021 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	134,100,000	USD	98,630,687	Dec 15 2021	UBS	$(3,019,240)
BRL	49,450,000	USD	8,943,821	Dec 15 2021	UBS	(176,648)
CAD	219,700,000	USD	174,852,772	Dec 15 2021	UBS	(2,841,715)
CHF	60,600,000	USD	65,962,524	Dec 15 2021	UBS	88,746
CLP	9,840,000,000	USD	12,446,754	Dec 15 2021	UBS	(573,958)
CNH	32,500,000	USD	5,029,465	Dec 15 2021	UBS	69,544
COP	32,580,000,000	USD	8,591,791	Dec 15 2021	UBS	(451,470)
CZK	236,400,000	USD	10,930,075	Dec 15 2021	UBS	(423,697)
EUR	155,650,000	USD	181,198,185	Dec 15 2021	UBS	(4,571,675)
GBP	216,950,000	USD	298,125,579	Dec 15 2021	UBS	(9,506,339)
HUF	7,044,000,000	USD	23,068,981	Dec 15 2021	UBS	(1,153,522)
IDR	57,925,000,000	USD	4,022,667	Dec 15 2021	UBS	15,665
INR	1,819,000,000	USD	24,525,785	Dec 15 2021	UBS	(358,927)
JPY	37,089,000,000	USD	333,957,815	Dec 15 2021	UBS	(5,746,458)
KRW	3,450,000,000	USD	2,929,368	Dec 15 2021	UBS	(25,801)
MXN	803,100,000	USD	39,367,985	Dec 15 2021	UBS	(2,039,800)
NOK	233,400,000	USD	26,955,106	Dec 15 2021	UBS	(1,151,534)
NZD	155,500,000	USD	110,009,671	Dec 15 2021	UBS	(3,896,007)
PHP	1,045,500,000	USD	20,669,499	Dec 15 2021	UBS	71,936
PLN	93,075,000	USD	23,955,819	Dec 15 2021	UBS	(1,314,765)
RUB	432,000,000	USD	5,838,023	Dec 15 2021	UBS	(25,363)
SEK	676,950,000	USD	77,916,991	Dec 15 2021	UBS	(2,785,542)
SGD	12,495,000	USD	9,238,138	Dec 15 2021	UBS	(81,820)
TWD	177,750,000	USD	6,412,643	Dec 15 2021	UBS	(20,221)
USD	135,869,980	AUD	184,100,000	Dec 15 2021	UBS	4,609,225
USD	8,958,586	BRL	48,800,000	Dec 15 2021	UBS	306,654
USD	168,636,636	CAD	212,100,000	Dec 15 2021	UBS	2,575,894
USD	68,615,677	CHF	63,100,000	Dec 15 2021	UBS	(160,480)
USD	13,383,011	CLP	10,910,000,000	Dec 15 2021	UBS	219,170
USD	7,540,381	CNH	48,900,000	Dec 15 2021	UBS	(131,667)
USD	13,527,885	COP	52,530,000,000	Dec 15 2021	UBS	402,930
USD	8,364,927	CZK	182,800,000	Dec 15 2021	UBS	240,705
USD	205,670,420	EUR	176,050,000	Dec 15 2021	UBS	5,894,660
USD	322,695,681	GBP	235,300,000	Dec 15 2021	UBS	9,664,535
USD	21,248,387	HUF	6,558,000,000	Dec 15 2021	UBS	844,982
USD	904,273	IDR	12,950,000,000	Dec 15 2021	UBS	1,443
USD	18,037,007	INR	1,354,000,000	Dec 15 2021	UBS	48,043
USD	364,547,040	JPY	40,395,000,000	Dec 15 2021	UBS	7,079,927
USD	10,688,780	KRW	12,480,000,000	Dec 15 2021	UBS	185,440
USD	38,101,677	MXN	786,900,000	Dec 15 2021	UBS	1,526,469
USD	36,071,334	NOK	309,300,000	Dec 15 2021	UBS	1,876,626
USD	110,125,401	NZD	156,600,000	Dec 15 2021	UBS	3,261,095
USD	16,348,471	PHP	831,000,000	Dec 15 2021	UBS	(137,548)
USD	26,842,939	PLN	107,475,000	Dec 15 2021	UBS	698,998
USD	3,131,205	RUB	231,000,000	Dec 15 2021	UBS	23,046
USD	96,559,410	SEK	835,800,000	Dec 15 2021	UBS	3,797,957
USD	24,919,310	SGD	33,609,000	Dec 15 2021	UBS	290,684
USD	19,406,688	TWD	534,600,000	Dec 15 2021	UBS	180,870
USD	31,778,199	ZAR	476,800,000	Dec 15 2021	UBS	1,865,497
ZAR	388,400,000	USD	25,709,448	Dec 15 2021	UBS	(1,342,642)
Total Forward Foreign Currency Contracts						$3,903,902

AUD	Australian Dollar		JPY	Japanese Yen
BRL	Brazilian Real		KRW	South Korean Won
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		PHP	Philippine Peso
COP	Columbian Peso		PLN	Polish Zloty
CZK	Czech Koruna		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		SGD	Singapore Dollar
HUF	Hungarian Forint		TWD	Taiwan New Dollar
IDR	Indonesian Rupiah		UBS	Union Bank of Switzerland
INR	Indian Rupee		USD	United States Dollar
			ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $10,279,093, which represented 7.28% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$110,029,044	$110,029,044	$-	$-
Commodity Contracts
Futures Contracts	4,314,395	4,314,395	-	-
Equity Contracts
Futures Contracts	258,000	258,000	-	-
Interest Rate Contracts
Futures Contracts	706,832	706,832	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	45,840,741	-	45,840,741	-
Total Assets	$161,149,012	$115,308,271	$45,840,741	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(6,097,065)	$(6,097,065)	$-	$-
Equity Contracts
Futures Contracts	(1,975,185)	(1,975,185)	-	-
Interest Rate Contracts
Futures Contracts	(1,025,452)	(1,025,452)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(41,936,839)	-	(41,936,839)	-
Total Liabilities	$(51,034,541)	$(9,097,702)	$(41,936,839)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.